RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 1,662	$ 2,677	$ 1,801
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	122	305	83
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	0	894	2,099
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	180	175	274
Purchase of property and equipment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	$ 180	$ 175	$ 274